Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of future minimum rental payments for operating leases
At December 31, 2019, future minimum payments required under existing operating leases are:

	Restaurant	Other	Total (i)
2020	$143,982	$5,387	$149,369
2021	136,699	3,968	140,667
2022	130,637	2,822	133,459
2023	125,830	2,383	128,213
2024	121,880	2,258	124,138
Thereafter	976,397	8,017	984,414
Total minimum payment	$1,635,425	$24,835	$1,660,260
Lease discount			(728,531)
Operating lease liability			$931,729

(i)
The Company has certain leases subject to index adjustments. Historically, the Company has calculated and disclosed future minimum payments for these leases using the inflation index rate as of the end of the reporting period. As part of the adoption of ASC 842, the Company used the effective index rate at transition date in its disclosure and calculation of the lease liability. However, for leases entered into after January 1, 2019, the inflation index rate will be used to calculate the lease liability only when a lease modification occurs.

Schedule of components of lease cost
The following table is a summary of the Company´s components of lease cost for fiscal years 2019, 2018 and 2017:

Lease Expense	Statements of Income Location	2019	2018	2017
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(104,236)	$(105,358)	$(107,006)
Franchised restaurants	Franchised restaurants - occupancy expenses	(34,727)	(30,970)	(31,490)
General and administrative	General and administrative expenses	(7,614)	(7,610)	(9,319)
Subtotal		(146,577)	(143,938)	(147,815)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(29,562)	(33,921)	(41,499)
Franchised restaurants	Franchised restaurants - occupancy expenses	(12,878)	(14,595)	(23,221)
Subtotal		(42,440)	(48,516)	(64,720)
Total lease expense		$(189,017)	$(192,454)	$(212,535)

Other information	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$135,788
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	118,285
Weighted-average remaining lease term (years)
Operating leases	8
Weighted-average discount rate
Operating leases	5%